As filed with the Securities and Exchange Commission on December 19, 2022

File Nos. 33-97598 and 811-09102

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 523	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 525	☒

(Check appropriate box or boxes)

iShares, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o BlackRock Fund Advisors

400 Howard Street

San Francisco, CA 94105

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Incorporated

2405 York Road

Suite 201

Lutherville-Timonium, MD 21093

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE BENJAMIN J. HASKIN, ESQ. ANNE C. CHOE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019-6099	MARISA ROLLAND, ESQ. BLACKROCK FUND ADVISORS 400 HOWARD STREET SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b)
☒	On December 21, 2022, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note

This Post-Effective Amendment No. 523 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until December 21, 2022, the effectiveness of the registration statement for the iShares MSCI BIC ETF (the “Fund”), filed in Post-Effective Amendment No. 520 on October 17, 2022, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
522	December 15, 2022	December 19, 2022

This Post-Effective Amendment No. 523 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 520.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 523 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 19th day of December, 2022.

iSHARES, INC.

By:
Armando Senra*
President

Date: December 19, 2022

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 523 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Salim Ramji*
Director

Date: December 19, 2022

John E. Martinez*
Director

Date: December 19, 2022

Cecilia H. Herbert*
Director

Date: December 19, 2022

John E. Kerrigan*
Director

Date: December 19, 2022

Robert S. Kapito*
Director

Date: December 19, 2022

Madhav V. Rajan*
Director

Date: December 19, 2022

Jane D. Carlin*
Director

Date: December 19, 2022

Drew E. Lawton*
Director

Date: December 19, 2022

Richard L. Fagnani*
Director

Date: December 19, 2022

/s/ Trent W. Walker
Trent W. Walker*
Treasurer and Chief Financial Officer

Date: December 19, 2022

* By:	/s/ Trent W. Walker
Trent W. Walker
Attorney-in-fact

Date: December 19, 2022

*

Powers of Attorney, each dated June 15, 2022, for Armando Senra, Salim Ramji, Jane D. Carlin, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Trent W. Walker are incorporated herein by reference to Post-Effective Amendment No. 519, filed August 24, 2022.